Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill.
Schedule of changes in the carrying amount of goodwill

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2022	(Note 27.8)	differences	2022	(Note 27.8)	differences	2023
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
U.S. Silicon Metal cash generating units	17,230	—	—	17,230	—	—	17,230
U.S. Silicon Based Alloys cash generating units	12,472	—	—	12,472	—	—	12,472
Total	29,702	—	—	29,702	—	—	29,702

Schedule of key assumptions used in the determination of recoverable value

	2023	2022	2021
	U.S.	U.S.	U.S.
Discount rate	14.1%	14.6%	13.2%
Long-term growth rate	2.3%	2.0%	2.3%

Schedule of sensitivity to changes in assumptions affecting impairment

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
		value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Goodwill	carrying vale	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
U.S. Silicon Metal cash generating unit	17,230	87,454	57,487	(45,666)	(3,749)	3,937	(75,506)	75,506
U.S. Silicon Based Alloys cash generating unit	12,472	290,752	85,147	(68,244)	(7,283)	7,648	(102,254)	102,254
	29,702	378,206